Subsequent Events (Details) - USD ($)				1 Months Ended					2 Months Ended
	Sep. 25, 2020	Aug. 01, 2020	Jul. 01, 2020	Sep. 30, 2020	Sep. 25, 2020	Sep. 18, 2020	Aug. 31, 2020	Jul. 31, 2020	Aug. 31, 2020	Aug. 30, 2020	Sep. 16, 2020	Jun. 30, 2020	Jun. 30, 2019
Subsequent Event [Line Items]
Future lease payments due 2021												$ 114,288
Future lease payments due 2022												109,694
Line of credit												$ 1,236,598	$ 1,230,550
Subsequent Event [Member]
Subsequent Event [Line Items]
Factoring fees								2.50%
Increase in factoring fees								3.50%
Line of credit								$ 1,000,000
Factored receivables					$ 390,000			300,000
Subsequent Event [Member] | Stock Plan 2020 [Member]
Subsequent Event [Line Items]
Number of Shares reserved											97,250,000
Shares issued for services				6,500,000		97,250,000
Subsequent Event [Member] | Settlement Agreement [Member]
Subsequent Event [Line Items]
Consulting service fees and expense	$ 732,000
Subsequent Event [Member] | Warrant holders [Member]
Subsequent Event [Line Items]
Share Issued									204,771,864
Subsequent Event [Member] | Investor [Member]
Subsequent Event [Line Items]
Debt conversion convertible note amount							$ 804,160	$ 977,350		$ 1,884,520
Debt conversion convertible note shares issued							327,513,771	784,966,812		242,000,000
Convertible notes							$ 500,000	$ 125,000	$ 500,000
Jacksonville Florida [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Lease expires date			Jun. 30, 2021
Monthly installments			$ 3,524
Future lease payments due 2021			$ 43,000
Peoria Arizona [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Lease expires date		Jul. 31, 2022
Future lease payments due 2021		$ 29,000
Future lease payments due 2022		39,000
Peoria Arizona [Member] | Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Monthly installments		1,463
Peoria Arizona [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Monthly installments		$ 3,012